Other Income	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Other income
26.	Other Income
Other income for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Gain on disposal of property and equipment and investment properties	￦	52,603	￦	22,447	￦	47,754
Gain on disposal of intangible assets		622		1,727		311
Gain on disposal of right-of-use assets		3,326		3,580		2,967
Property and Equipment loss recovery income		159,849		152,712		165,196
Income from government subsidies		44,473		40,725		1,261
Gain on disposal of investments in associates		38,319		6,982		19,074
Gain on disposal of investments in subsidiaries		216,591		28,825		52,688
Others		79,568		51,046		55,578

Total	￦	595,351	￦	308,044	￦	344,829